Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before income taxes	₩ 5,583,664	₩ 4,753,871	₩ 4,911,508
Adjustments for:
Interest income (Note 31)	(14,724,230)	(14,773,996)	(15,707,362)
Interest expense (Note 31)	3,954,905	4,891,296	5,969,398
Dividend income (Note 33)	(124,531)	(97,956)	(82,158)
Net fees and commission expense (Note 32)	124,486	187,304	125,975
Net insurance loss (Note 27)	1,356,064	1,726,150	2,098,617
Net loss (gain) on financial instruments at fair value through profit or loss (Note 34)	(174,279)	136,191	(38,738)
Net loss (gain) on derivatives (Note 10)	64,128	(245,681)	(388,880)
Net loss (gain) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	(43,003)	136,255	247,585
Net loss (gain) on foreign currency translation	(21,130)	(232,723)	147,952
Net loss (gain) on financial instruments designated at fair value through profit or loss (Note 35)	(423,914)	(241,066)	33,872
Net gain on disposal of securities at fair value through other comprehensive income	(85,596)	(273,793)	(152,278)
Net loss (gain) on disposal of securities at amortized cost (Note 11)	319	25	(66)
Provision for allowance for credit loss (Note 36)	974,685	1,382,179	980,692
Employee benefit (Note 25)	221,259	175,539	188,313
Depreciation and other amortization (Note 37)	902,692	768,488	677,152
Other operating expense (Note 39)	457,359	202,178	305,781
Equity method income, net (Note 15)	(158,600)	(159,533)	(53,287)
Other non-operating expense (Note 40)	447,138	153,360	148,091
Sub-total	(7,252,248)	(6,265,783)	(5,499,341)
Changes in assets and liabilities:
Due from banks at amortized cost	9,570,696	(4,915,143)	(10,059,356)
Securities at fair value through profit or loss	(2,934,113)	(7,088,599)	(3,977,211)
Due from banks at fair value through profit or loss	92,944	862,047	73,904
Loans at fair value through profit or loss	341,140	132,172	(943,321)
Financial instruments designated at fair value through profit or loss (IFRS 9)	(9,466)	(708,627)	847,715
Derivative instruments	14,548	(65,288)	58,532
Loans at amortized cost	(28,740,535)	(32,897,127)	(18,831,825)
Other assets	(6,920,943)	(7,866,826)	(4,452,651)
Deposits	36,948,828	33,139,123	29,123,272
Liabilities for defined benefit obligations	(261,750)	(243,428)	(263,882)
Provisions	(25,526)	51,567	28,380
Other liabilities	(4,489,460)	8,503,803	7,851,505
Sub-total	3,586,363	(11,096,326)	(544,938)
Income taxes paid	(1,149,965)	(1,184,910)	(1,130,148)
Interest received	14,325,392	14,570,884	15,200,114
Interest paid	(4,114,027)	(5,267,781)	(5,793,865)
Dividends received	100,936	80,728	35,716
Net cash provided by operating activities	11,080,115	(4,409,317)	7,179,046
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	4,362,417	4,537,421	3,690,283
Increase in financial instruments at fair value through profit or loss	(5,409,361)	(4,982,663)	(6,712,873)
Proceeds from disposal of securities at fair value through other comprehensive income	29,991,033	53,048,284	36,334,241
Acquisition of securities at fair value through other comprehensive income	(37,575,878)	(52,657,353)	(46,908,632)
Proceeds from disposal of securities at amortized cost	5,203,156	5,923,611	6,722,627
Acquisition of securities at amortized cost	(7,343,501)	(7,645,000)	(12,209,898)
Proceeds from disposal of property and equipment (Notes 13 and 40)	20,068	248,037	51,942
Acquisition of property and equipment (Note 13)	(334,874)	(279,654)	(270,386)
Proceeds from disposal of intangible assets (Notes 14 and 40)	15,867	5,298	24,825
Acquisition of intangible assets (Note 14)	(555,340)	(362,415)	(318,930)
Proceeds from disposal of investments in associates (Note 15)	357,401	266,322	182,604
Acquisition of investments in associates (Note 15)	(588,827)	(776,799)	(669,341)
Proceeds from disposal of investment property (Notes 16 and 40)	276	113,038	86,422
Acquisition of investment property (Note 16)	(8,292)	(243,806)	(2,774)
Proceeds from disposal of assets held for sale	47,792	2,048	137
Change in other assets	(220,636)	11,233	(264,585)
Proceeds from settlement of hedging derivative financial instruments	61,502	25,722	19,303
Payment for settlement of hedging derivative financial instruments	(53,313)	(186,169)	(195,900)
Net cash flow from business combination (Notes 47)	0	(73,081)	(2,246,932)
Net cash used in investing activities	(12,030,510)	(3,025,926)	(22,687,867)
Cash flows from financing activities
Issuance of hybrid bonds	1,154,597	448,698	199,476
Net increase in borrowings	849,212	7,465,106	5,017,269
Proceeds from debt securities issued	28,561,082	21,480,455	31,083,390
Repayments of debt securities issued	(24,143,252)	(21,508,827)	(19,881,717)
Change in other liabilities	83,067	(30,526)	(33,619)
Dividends paid	(1,218,761)	(968,847)	(830,772)
Proceeds from settlement of hedging derivative financial instruments	1,223,033	851,381	1,694,362
Payment of settlement of hedging derivative financial instruments	(1,210,366)	(807,705)	(1,716,320)
Acquisition of treasury stock	(79)	(150,182)	(444,077)
Disposition and redemption of treasury stock	23,588	161,863	0
Increase(decrease) in non-controlling interests	(84,998)	566,673	312,390
Redemption of lease liabilities	(275,273)	(781,867)	(269,362)
Paid in capital increase	0	1,154,347	0
Issuance of convertible preferred shares	0	0	747,791
Payment of stock issuance costs	(105)	0	0
Net cash provided by financing activities	4,961,745	7,880,569	15,878,811
Effect of exchange rate changes on cash and cash equivalents held	109,553	(61,518)	29,428
Increase (decrease) in cash and cash equivalents	4,120,903	383,808	399,418
Cash and cash equivalents at beginning of year	8,962,982	8,579,174	8,179,756
Cash and cash equivalents at end of year	₩ 13,083,885	₩ 8,962,982	₩ 8,579,174